Reinsurance Reinsurance - Reinsurance Recoverables (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Ceded Credit Risk [Line Items]
Total Reinsurance recoverable	$ 3,323.2	$ 3,424.5
John Hancock
Ceded Credit Risk [Line Items]
Total Reinsurance recoverable	1,992.7	1,952.7
The Hartford
Ceded Credit Risk [Line Items]
Total Reinsurance recoverable	737.6	851.9
Other reinsurers
Ceded Credit Risk [Line Items]
Total Reinsurance recoverable	$ 69.4	$ 70.3